PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	March 31, 2023	March 31, 2024
	RMB	RMB

VAT-input deductible	54,601	67,452
Prepaid marketing expense	2,009	2,290
Prepaid consulting and professional service fees	1,247	1,300
Prepaid insurance cost	139	479
Prepaid rental expense	2,537	51
Others	857	215
	61,390	71,787